Stock Options	3 Months Ended
Mar. 31, 2022
Stock Options

14. Stock Options

The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013. The Incentive Plan permits grants of stock options (including incentive stock options and nonqualified stock options), stock appreciation rights, restricted stock awards and other stock-based awards.

The Incentive Plan authorizes the following types of awards:

●	incentive stock options and nonqualified stock options to purchase common stock at a set price per share;

●	stock appreciation rights (“SARs”) to receive upon exercise common stock or cash equal to the appreciation in value of a share of Common Stock;

●	restricted stock, which are shares of common stock granted subject to a restriction period and/or a condition which, if not satisfied, may result in the complete or partial forfeiture of the shares;

●	other stock-based awards, which provide for awards denominated in or payable in, valued in whole or in part by reference to, or otherwise based on or related to, shares of common stock of the Company, which may include performance shares or options and restricted stock units which provide for shares to be issued or cash to be paid upon the lapse of predetermined restrictions.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

14.	Stock Options (continued)

Under the 2013 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2013 Plan. Under the 2013 Plan, the exercise price of each option (or other stock-based award) shall not be less than the market price of the Company’s stock as calculated immediately preceding the day of the grant. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant. The maximum term of options or other stock-based award granted is ten years or such lesser time as determined by the Board of Directors at the time of grant.

A continuity of the Company’s outstanding stock options for the three months ended March 31, 2022 and the year ended December 31, 2021 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2020	11,900,000	0.11
Granted	450,000	0.32
Exercised	(3,910,000)	0.11
Expired	(150,000)	0.18
Cancelled	(650,000)	0.16
Outstanding, December 31, 2021	7,640,000	$0.12
Exercised	50,000	$0.08
Outstanding, March 31, 2022	7,590,000	$0.12

At March 31, 2022 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
200,000	0.12	September 15, 2022	200,000
1,750,000	0.12	October 24, 2023	1,750,000
3,800,000	0.12	September 19, 2024	3,800,000
640,000	0.06	July 31, 2025	640,000
950,000	0.08	December 17, 2022	950,000
250,000	0.31	June 6, 2026	250,000
7,590,000			7,590,000

As at March 31, 2022, the weighted average remaining contractual life of outstanding stock options is 2.12 years. The aggregate intrinsic value of the stock options at March 31, 2022 is $1,011,600.

For the three months ended March 31, 2022, the Company recognized $Nil (2021 - Nil) in stock-based compensation expense for options granted and vested. At March 31, 2022 and 2021, the Company has no unrecognized compensation expense related to stock options.

During the three months ended March 31, 2022, 50,000 options with an exercise price of $0.10 CAD (approximately $0.08 USD) were exercised. As at March 31, 2022 shares relating to the exercise had not been issued and an obligation to issue shares of $5,000 CAD ($3,998 USD) exists at period end.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

14.	Stock Options (continued)

The fair values for stock options granted have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2022	2021
Risk-free interest rate	N/A	33.00 – 79.00%
Expected life (years)	N/A	3 - 5
Expected volatility	N/A	245 - 257%
Dividend yield	N/A	0%
Weighted average fair value per share	N/A	$0.24